Provisions for employee benefits - Effects of a possible change in the main actuarial assumptions (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%	0.50%
Other benefit plans | Actuarial assumption of discount rates
Statement
Increase (decrease) in other benefit obligation due to reasonably possible increase in actuarial assumption	€ (4)	€ (5)
Increase (decrease) in other benefit obligation due to reasonably possible decrease in actuarial assumption	1	3
Other benefit plans | Actuarial assumption of expected rates of inflation
Statement
Increase (decrease) in other benefit obligation due to reasonably possible increase in actuarial assumption	1	1
Italian defined benefit plans | Actuarial assumption of discount rates
Statement
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(12)	(12)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	13	13
Italian defined benefit plans | Actuarial assumption of expected rates of inflation
Statement
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	8	8
Foreign defined benefit plan | Actuarial assumption of discount rates
Statement
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(67)	(58)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	77	65
Foreign defined benefit plan | Actuarial assumption of expected rates of inflation
Statement
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	31	23
Foreign defined benefit plan | Actuarial assumption of expected rates of salary increases
Statement
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	18	15
Foreign defined benefit plan | Actuarial assumption of expected rates of pension increases
Statement
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	34	18
FISDE and other foreign medical plans | Actuarial assumption of discount rates
Statement
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(9)	(7)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	10	8
FISDE and other foreign medical plans | Actuarial assumption of medical cost trend rates
Statement
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ 10	€ 6